Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense	$ (139)	$ 1,678	$ 5,199	$ 4,422	$ 1,754
Income tax benefit due to revaluation of deferred tax assets and liabilities					$ 1,800
Tax credit carryforward			$ 500	$ 300
Effect income tax rate	6.60%	29.60%